Loans and Allowance for Credit Losses - Commercial Real Estate Loans by Property Type and Geography Excluding Covered Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 39,539	$ 40,463
Commercial real estate, percentage	100.00%	100.00%
California [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 9,784	$ 9,558
Commercial real estate, percentage	24.70%	23.60%
Colorado [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,883	$ 1,764
Commercial real estate, percentage	4.80%	4.40%
Illinois [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,484	$ 1,605
Commercial real estate, percentage	3.80%	4.00%
Minnesota [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,896	$ 2,031
Commercial real estate, percentage	4.80%	5.00%
Missouri [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,157	$ 1,359
Commercial real estate, percentage	2.90%	3.30%
Ohio [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,278	$ 1,445
Commercial real estate, percentage	3.20%	3.60%
Oregon [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,718	$ 1,847
Commercial real estate, percentage	4.30%	4.60%
Washington [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,383	$ 3,499
Commercial real estate, percentage	8.60%	8.60%
Wisconsin [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,892	$ 2,036
Commercial real estate, percentage	4.80%	5.00%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,085	$ 2,210
Commercial real estate, percentage	5.30%	5.50%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,045	$ 1,889
Commercial real estate, percentage	5.20%	4.70%
Idaho, Montana, Wyoming [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 962	$ 1,163
Commercial real estate, percentage	2.40%	2.90%
Arizona, Nevada, New Mexico, Utah [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,130	$ 3,134
Commercial real estate, percentage	7.90%	7.70%
Total Banking Region [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 32,697	$ 33,540
Commercial real estate, percentage	82.70%	82.90%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,613	$ 3,688
Commercial real estate, percentage	9.10%	9.10%
All Other States [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,229	$ 3,235
Commercial real estate, percentage	8.20%	8.00%
Total Outside Company's Banking Region [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 6,842	$ 6,923
Commercial real estate, percentage	17.30%	17.10%
Business Owner Occupied [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 9,769	$ 10,205
Commercial real estate, percentage	24.70%	25.20%
Industrial Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,695	$ 1,580
Commercial real estate, percentage	4.30%	3.90%
Office Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 5,351	$ 5,023
Commercial real estate, percentage	13.50%	12.40%
Retail Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 4,150	$ 4,502
Commercial real estate, percentage	10.50%	11.10%
Other Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,399	$ 3,757
Commercial real estate, percentage	8.60%	9.30%
Multi-Family [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 8,592	$ 8,922
Commercial real estate, percentage	21.70%	22.00%
Hotel/Motel [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,520	$ 3,719
Commercial real estate, percentage	8.90%	9.20%
Residential Homebuilders [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,764	$ 2,489
Commercial real estate, percentage	7.00%	6.20%
Healthcare Facilities [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 299	$ 266
Commercial real estate, percentage	0.80%	0.70%